New Standards, Amendments and Interpretations Adopted by the Company - Schedule of Revised Standards Adopted (Details)	12 Months Ended
Dec. 31, 2024
IAS 7 & IFRS 7 [Member]
Schedule of Revised Standards Adopted [Line Items]
Title of adopted	IAS 7 & IFRS 7
Description of nature adopted	Amendments to IAS 7 and IFRS 7, Supplier Finance Arrangements
IFRS 16 [Member]
Schedule of Revised Standards Adopted [Line Items]
Title of adopted	IFRS 16
Description of nature adopted	Amendments to IFRS 16, Lease Liability in a Sale and Leaseback
IAS 1 [Member]
Schedule of Revised Standards Adopted [Line Items]
Title of adopted	IAS 1
Description of nature adopted	Amendments to IAS 1, Non-current Liabilities with Covenants
IAS 1 [Member]
Schedule of Revised Standards Adopted [Line Items]
Title of adopted	IAS 1
Description of nature adopted	Amendments to IAS 1, Classification of Liabilities as Current or Non-current